Stock-based Compensation - Schedule of Deferred Share Units (Detail) (Deferred Share Unit [Member])	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Deferred Share Unit [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Balance at beginning of period	30,000
Granted	30,000	30,000
Exercised
Forfeited
Balance at end of period	60,000	30,000